Note 5 - Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Summary of marketable securities [text block]
	March 31, 2019	March 31, 2018
	$	$

Term deposit issued in US currency [US $20], earning interest at 2.23% and maturing on March 13, 2019	-	26
Term deposits issued in US currency [US $2,020], earning interest at 2.50% and maturing on various dates from April 8, 2019 to March 12, 2020	2,696	-
Treasury bills issued in CAD currencyearning interest at rates ranging from 1.83% to 1.90% and maturing on various dates from April 2, 2019 to July 25, 2019	9,196	-
Total Marketable securities	11,892	26

Current marketable securities	11,865	-
Marketable securities	27	26